Regulatory Capital Matters (Tables)	12 Months Ended
Dec. 31, 2015
Regulatory Capital Matters [Abstract]
Actual and required capital amounts and ratios of CFBank

					To Be Well
					Capitalized Under		Required
			For Capital		Applicable Regulatory		Pursuant to
	Actual		Adequacy Purposes		Action Regulations		OCC Commitment (1)
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount		Ratio

December 31, 2015
Total Capital to risk
weighted assets	$41,528	13.67%	$24,310	8.00%	$30,388	10.00%	$	N/A	N/A

Tier 1 (Core) Capital to risk
weighted assets	37,694	12.40%	18,233	6.00%	24,310	8.00%		N/A	N/A

Common equity tier 1 capital
to risk-weighted assets	37,694	12.40%	13,675	4.50%	19,752	6.50%		N/A	N/A

Tier 1 (Core) Capital to
adjusted total assets	37,694	11.12%	13,557	4.00%	16,946	5.00%		N/A	N/A

(1)	The heightened capital requirements were applicable to CFBank until December 23, 2015, under the CFBank Order and the subsequent commitments made by CFBank to the OCC.

					To Be Well
					Capitalized Under		Required
			For Capital		Applicable Regulatory		Pursuant to
	Actual		Adequacy Purposes		Capital Standards		OCC Commitment (2)
	Amount	Ratio	Amount	Ratio	Amount	Ratio	Amount	Ratio

December 31,2014
Total Capital to risk
weighted assets	$37,898	14.18%	$21,379	8.00%	$26,724	10.00%	$32,069	12.00%

Tier 1 (Core) Capital to risk
weighted assets	34,520	12.92%	10,690	4.00%	16,034	6.00%	N/A	N/A

Common equity tier 1 capital
to risk-weighted assets	N/A	N/A	N/A	N/A	N/A	N/A	N/A	N/A

Tier 1 (Core) Capital to
adjusted total assets	34,520	11.03%	12,515	4.00%	15,643	5.00%	25,029	8.00%

(2)	The heightened capital requirements were applicable to CFBank until December 23, 2015, under the CFBank Order and the subsequent commitments made by CFBank to the OCC.